Investments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 Short-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2014 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2013 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2014 Short-term Investments Adjustable-rate Debt Investments USD ($)	Dec. 31, 2014 Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2013 Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2014 Short-term Investments Equity Investments USD ($)	Dec. 31, 2014 Short-term Investments Equity Investments CNY	Dec. 31, 2013 Short-term Investments Equity Investments CNY	Dec. 31, 2014 Other Long-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2014 Other Long-term Investments Fixed-rate Investments CNY	Dec. 31, 2014 Other Long-term Investments Equity Investments USD ($)	Dec. 31, 2014 Other Long-term Investments Equity Investments CNY	Dec. 31, 2014 Other Long-term Investments Debt Investment USD ($)	Dec. 31, 2014 Other Long-term Investments Debt Investment CNY
Gain (Loss) on Investments [Line Items]
Short-term held-to-maturity investments, amortized cost		38,159,394	19,339,250		60,290
Long-term held-to-maturities investments, amortized cost											545,930
Held-to-maturity investments, gross unrecognized holding gains		104,718	51,897		0						0
Held-to-maturity investments, gross unrecognized holding losses		(15,389)	(21,080)		(771)						(14,612)
Held-to-maturity investments, fair value	6,164,575	38,248,723	19,370,067	9,593	59,519					85,633	531,318
Available-for-sale investments, amortized cost		2,854,682	7,603,087		1,568,812	514,433		630,919	604,878				124,000		272,680
Available-for-sale investments, gross unrealized gains (losses)		10,414	24,871		(269)	0		533,795	648,242				(8,079)		0
Available-for-sale investments current, fair value	$ 461,770	2,865,096	7,627,958	$ 252,803	1,568,543	514,433	$ 187,718	1,164,714	1,253,120			$ 18,683	115,921	$ 43,948	272,680